BUSINESS ACQUISITION (Summary of Estimated Aggregate Fair Values of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Gain on bargain purchase			$ (102)
BaoAn [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			3,169
Prepayments and other current assets			1,800
Property and equipment, net			140,231
Deferred tax assets, non-current			1,093
Total identifiable assets acquired			146,293
Accrued expenses and other liabilities			(1,290)
Other non-current liabilities			(919)
Deferred tax liabilities, non-current			(16,368)
Total liabilities assumed			(18,577)
Net identifiable assets acquired			127,716
Gain on bargain purchase			(102)
Total consideration			$ 127,614